SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Vendor prepayments	$ 614	$ 4
Prepaid insurance	1,672	58
Prepaid patent expense	676	529
Prepaid research	785	1,443
Other prepayments	366	360
VAT receivables	885	1,263
Other assets – goods to be consumed in R&D activities	420	398
Prepayments and other current assets	$ 5,418	$ 4,055